Quarterly Financial Data (Unaudited) (Schedule of Quarterly Results) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended																	6 Months Ended		12 Months Ended
	Jul. 31, 2012	Dec. 31, 2014	Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014		Jun. 13, 2014	Jun. 30, 2013		Jun. 30, 2012
Quarterly Financial Data [Abstract]
Revenue		$ 323,900	$ 296,767	[1]	$ 281,393	[2]	$ 276,976	[3],[4]	$ 268,051	[5]	$ 261,770	[6],[7]	$ 256,551	[8]	$ 250,025	[10],[9]	$ 236,008	[11]	$ 644,500	$ 545,100	$ 1,123,187			$ 1,004,354		$ 375,526
Operating costs and expenses
Operating costs, excluding depreciation and amortization		97,800	93,065	[1]	85,136	[2]	86,008	[3],[4]	79,962	[5]	84,088	[6],[7]	77,954	[8]	73,523	[10],[9]	78,090	[11]	205,100	166,000	344,171			313,655		139,767
Selling, general and administrative expenses		32,100	125,643	[1]	96,334	[2]	86,680	[3],[4]	76,065	[5]	74,906	[6],[7]	54,925	[8]	72,565	[10],[9]	54,198	[11]	188,900	162,800	384,722			256,594		80,979
Depreciation and amortization		96,900	91,337	[1]	84,175	[2]	81,719	[3],[4]	81,037	[5]	80,652	[6],[7]	79,936	[8]	83,930	[10],[9]	80,014	[11]	192,900	162,700	338,268			324,532		84,961
Total operating costs and expenses		226,800	310,045	[1]	265,645	[2]	254,407	[3],[4]	237,064	[5]	239,646	[6],[7]	212,815	[8]	230,018	[10],[9]	212,302	[11]	586,900	491,500	1,067,161			894,781		305,707
Operating income		97,100	(13,278)	[1]	15,748	[2]	22,569	[3],[4]	30,987	[5]	22,124	[6],[7]	43,736	[8]	20,007	[10],[9]	23,706	[11]	57,600	53,600	56,026			109,573		69,819
Other expenses
Interest expense		(53,400)	(52,608)	[1],[12]	(49,147)	[12],[2]	(50,277)	[12],[3],[4]	(51,497)	[12],[5]	(37,657)	[13],[6],[7]	(49,618)	[13],[8]	(52,635)	[10],[13],[9]	(62,554)	[11],[13]	(100,300)	(101,800)	(203,529)	[12]		(202,464)	[13]	(50,720)
Loss on extinguishment of debt	(64,975)	(30,900)					(1,911)	[14],[3],[4]					(6,570)	[15],[8]	(5,707)	[10],[15],[9]	(64,976)	[11],[15]	(30,900)	(1,911)	(1,911)	[14]		(77,253)	[15]
Other (expense)/income, net		(100)	3,785	[1]	133	[2]	485	[3],[4]	662	[5]	24	[6],[7]	(509)	[8]	225	[10],[9]	586	[11]	(200)	300	5,065			326		123
Total other expenses, net		(97,700)	(48,823)	[1]	(49,014)	[2]	(51,703)	[3],[4]	(50,835)	[5]	(37,633)	[6],[7]	(56,697)	[8]	(58,117)	[10],[9]	(126,944)	[11]	(159,300)	(102,600)	(200,375)			(279,391)		(52,845)
(Loss)/earnings from continuing operations before income taxes		(600)	(62,101)	[1]	(33,266)	[2]	(29,134)	[3],[4]	(19,848)	[5]	(15,509)	[6],[7]	(12,961)	[8]	(38,110)	[10],[9]	(103,238)	[11]	(101,700)	(49,000)	(144,349)			(169,818)		16,974
(Benefit)/provision for income taxes		(4,400)	10,094	[1]	9,508	[2]	8,424	[3],[4]	9,269	[5]	9,344	[6],[7]	6,206	[8]	(3,541)	[10],[9]	(36,214)	[11]	5,000	17,700	37,295			(24,205)		26,871
Earnings/(loss) from continuing operations		3,800	(72,195)	[1]	(42,774)	[2]	(37,558)	[3],[4]	(29,117)	[5]	(24,853)	[6],[7]	(19,167)	[8]	(34,569)	[10],[9]	(67,024)	[11]	(106,700)	(66,700)	(181,644)			(145,613)		(9,897)
Earnings from discontinued operations, net of income taxes			(1,305)	[1],[16]	1,159	[16],[2]	761	[16],[3],[4]	1,735	[16],[5]	908	[16],[6],[7]	2,634	[16],[8]	2,422	[10],[16],[9]	2,432	[11],[16]		2,500	2,350	[16]	2,350	8,396	[16]	8,673
Net loss		$ 3,800	$ (73,500)	[1]	$ (41,615)	[2]	$ (36,797)	[3],[4]	$ (27,382)	[5]	$ (23,945)	[6],[7]	$ (16,533)	[8]	$ (32,147)	[10],[9]	$ (64,592)	[11]	$ (106,700)	$ (64,200)	$ (179,294)			$ (137,217)		$ (1,224)

[1]	The Company realized an increase in revenue and operating expenses beginning May 16, 2014 as a result of the acquisition of Geo.
[2]	The Company realized an increase in revenue and operating expenses beginning March 4, 2014 as a result of the acquisition of CoreXchange.
[3]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[4]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.
[5]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
[6]	The Company realized an increase in revenue and operating expenses beginning June 1, 2013 as a result of the acquisition of Core NAP.
[7]	During the quarter ended June 30, 2013, the Company recognized a charge of $10,197 for lease termination costs related to exit activities initiated for unutilized space associated with leased office and technical facilities-see Note 15-Commitments and Contingencies.
[8]	The Company realized an increase in revenue and operating expenses beginning December 31, 2012 as a result of the acquisition of Litecast.
[9]	The Company realized an increase in revenue and operating expenses beginning October 1, 2012 as a result of the acquisition of USCarrier.
[10]	The Company realized an increase in revenue and operating expenses beginning December 14, 2012 as a result of the acquisition of First Telecom.
[11]	The Company realized an increase in revenue and operating expenses beginning August 31, 2012 as a result of the acquisition of FiberGate.
[12]	The Company realized an increase in interest expense during the second and fourth quarters of 2014 due to financing transactions completed to increase its borrowings under its term loan facility. See Note 9-Long-Term Debt.
[13]	The Company realized a decrease in interest expense during the second and third quarters of 2013 due to financing transactions completed to lower the interest rates on the Company's variable rate debt. During the fourth quarter of 2013, favorable movements in interest rates increased the fair value of the Company's interest rate swaps, resulting in a decrease in the Company's interest expense-see Note 9-Long-Term Debt.
[14]	The Company completed a debt refinancing transaction during the second quarter of Fiscal 2014, resulting in a loss on debt extinguishment for that respective period. See Note 9-Long-Term Debt.
[15]	The Company completed debt refinancing transactions during the first, second and third quarters of Fiscal 2013, resulting in a loss on debt extinguishment in each respective period. See Note 9-Long-Term Debt.
[16]	The Company spun-off its OVS operating unit on June 13, 2014-see Note 4-Spin-Off of Business.